Financial Risk and Fair Value Disclosures - Summary of Significant Unobservable Inputs of Fair Value Measurement in Level 3 Fair Value Hierarchy (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Embedded Derivatives In Exchangeable Bonds [Member] | Binomial Tree Valuation Model [Member] | Historical volatility for shares, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input entity own equity instruments volatility	27.70%	36.46%
Bottom of range [member] | Equity price risk [member] | Unlisted equity securities [member] | Discount for lack of marketability [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Discount for lack of marketability significant unobservable inputs entity own equity instruments	0.00%	0.00%
Top of range [member] | Equity price risk [member] | Unlisted equity securities [member] | Discount for lack of marketability [member] | Market approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Discount for lack of marketability significant unobservable inputs entity own equity instruments	50.00%	50.00%